Share-based payment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Share-based payment

17. Share-based payment

a) The Group’s share-based payment arrangements was as follows:

Type of arrangement	Grant date	Quantity granted (shares)	Fair value per unit		Contract period	Vesting conditions
Bonus shares	August 28,2020	720,000	US$	1.02	5 years	5 years’ service

b) For the years ended December 31, 2025, 2024 and 2023 the share-based payment transactions were as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Share-based payment	$87,808	$131,712	$131,712

c) On August 28, 2020, New Moon Corporation (New Moon), a shareholder of the Company, an employee of the Company and the Company signed a tripartite talent award agreement. Under the agreement, the Company provides $327,600 (NT$10,000,000) to the employee for the purchase of 1,000,000 shares of the Company owned by New Moon at NT$10 per share. The shares would be cliff vested after 5 years. The employee should return the payment to the Company if the acquisition of the shares could not be completed in thirty days after the payment. Also, the employee should return the shares to New Moon if the employee resigned within five years from the date of the agreement. New Moon should also return the consideration received from the employee to the Company.

d) The aforementioned bonus shares settled by a shareholder of the Company cannot be transferred during the vesting period, but voting right and dividend right are not restricted. The employee is required to return the shares to the shareholder but not required to return the dividends received if she resigns during the vesting period.

e) The Company accounted for the shares contributed by New Moon as share-based payment arrangement settled by equity. The $327,600 (NT$10,000,000) contributed by the Company is accounted for as prepaid cash incentive to the employee and is amortized over the contract period which is five years.

f) The share-based awards granted in 2020 were fully vested in August 2025.

g) On December 11, 2025, our board of directors approved the adoption of the 2025 Equity Incentive Plan (the “2025 Plan”), which became effective on the same date. The 2025 Plan provides for the grant of share-based awards, including, but not limited to, share options, share appreciation rights, restricted shares, restricted share units, performance units and performance shares, to employees, directors and consultants of the Company. The aggregate maximum number of Class A ordinary shares that will be issued pursuant to the 2025 Plan is 3,354,075 shares. On January 30, 2026, an aggregate of 2,850,129 share award of Class A ordinary shares were granted to employees, directors and consultants under the 2025 Plan. As of April 30, 2026, 503,946 Class A ordinary shares remained available for future grants under the 2025 Plan. The awards were granted with fair value of US$0.43 per share at grant date. A portion of the awards vested immediately upon grant date, and the remaining awards will be vested over a period of up to three years from the grant date.